ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

April 3, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its new series, Kempner Multi-Cap Deep Value Equity Fund (the “Fund”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/summary information based on the risk/return summary information contained in the definitive Prospectus for the Fund, as filed on March 30, 2017 (SEC Accession No. 0001398344-17-004237).

Please contact me at 513.587.3454 with any questions. Thank you.

Sincerely,

/s/ Bo J. Howell
Bo J. Howell
Secretary